Cash Generated from Operations	12 Months Ended
Dec. 31, 2025
Cash flows from (used in) operating activities [abstract]
Cash Generated from Operations	Cash Generated from Operations
(1)    Cash flows from operating activities for the years ended December 31, 2023, 2024 and 2025, are as follows:

(in millions of Korean won)	2023	2024	2025
1.Profit for the year	₩ 972,182	₩ 406,669	₩ 1,824,546
2.Adjustments to reconcile net income
Income tax expense	335,367	164,845	576,816
Interest income [1]	(392,580)	(409,540)	(380,866)
Interest expense [1]	410,566	432,537	439,350
Dividends income [2]	(59,758)	(70,914)	(75,907)
Depreciation	2,773,152	2,866,974	2,898,524
Amortization of intangible assets	691,909	651,649	607,866
Depreciation of right-of-use assets	402,737	410,925	430,977
Provision for severance benefits (defined benefits)	196,027	234,435	232,649
Impairment losses on trade receivables	175,244	184,942	140,636
Share of net profit or loss of associates and joint ventures	44,323	(8,294)	(16,832)
Loss(gain) on disposal of associates and joint ventures	(6,982)	(19,057)	(6,631)
Loss(gain) on the disposal of subsidiaries	(28,825)	(44,690)	(27,303)
Loss(gain) on disposal of right-of-use assets	(1,465)	(389)	(174)
Impairment loss on property and equipment and investment in properties	7,871	7,183	15,317
Loss(gain) on disposal of property and equipment and investment in properties [3]	511	13,894	31,550
Loss on disposal of intangible assets	3,601	9,402	7,314
Loss on impairment of intangible assets	236,106	237,877	43,132
Loss on foreign currency translation	83,899	383,045	(12,276)
Gain on valuation and settlement of derivatives, net	(37,249)	(434,765)	64,857
Gain on disposal of financial assets at fair value through profit or loss	(2,225)	(10,793)	1,614
Loss(Gain) on valuation of financial assets at fair value through profit or loss [4]	13,920	95,118	93,719
Loss(gain) on disposal of financial assets at amortized cost	1	1	18
Others	158,820	166,366	169,073
3.Change in operating assets and liabilities, net of effects from purchase of controlled entity and sale of engineering division
Decrease(increase) in trade receivables	(124,023)	(79,503)	(181,305)
Increase in other receivables	(1,085,527)	384,941	(297,309)
Decrease(increase) in other current assets	250,569	77,878	(297,056)
Increase in other non-current assets	(86,030)	(102,599)	(279,499)
Decrease(increase) in inventories	(317,531)	(67,598)	755,290
Increase(decrease) in trade payables	121,515	(233,799)	135,092
Increase in other payables	829,220	(289,044)	(401,907)
Increase(decrease) in other current liabilities	414,436	620,035	(874,659)
Decrease in other non-current liabilities	(14,272)	(2,609)	(8,545)
Decrease in provisions	(5,083)	(6,536)	(2,426)
Increase(decrease) in deferred revenue	905	(1,900)	(464)
Decrease(increase) in plan assets	115,725	344,869	40,672
Payment of post-employment benefits	(329,861)	(562,307)	(346,425)
4.Cash generated from operations (1+2+3)	₩ 5,747,195	₩ 5,349,248	₩ 5,299,428
1Subsidiaries such as BC Card Co., Ltd. recognize interest income and expense as operating revenue and expense, respectively. Interest income of ₩121,639 million (2023: ₩112,973 million, 2024: ₩106,005 million) recognized as operating revenue and interest expense of ₩73,318 million (2023: ₩55,677 million, 2024: ₩57,872 million) recognized as operating expense, for the year ended December 31, 2025, are included in the adjustment
2BC Card Co., Ltd. Recognized dividend income as operating revenue, including dividend income of ₩3,927 million that is recognized as operating revenue for the year ended December 31, 2025 (2023: ₩1,759 million, 2024: ₩1,701 million).
3KT Estate Inc. recognized gain and loss on disposal of investment properties as operating revenue and expense, respectively, including gain on disposal of investment properties of ₩28,725 million that is recognized as operating revenue for the year ended December 31, 2024. (2023 : ₩49,752 million)
4KT Investment CO., Ltd. and other subsidiaries of the Group recognized gain and loss on valuation of financial assets at fair value through profit or loss as operating revenue and expense, respectively, including loss on valuation of financial assets at fair value through profit or loss of ₩450 million that is recognized as operating expense for the year ended December 31, 2025 (2023 : ₩11,112 million, 2024: ₩576 million).
(2)    Significant transactions not affecting cash flows for the years ended December 31, 2023, 2024 and 2025, are as follows:

(in millions of Korean won)	2023	2024	2025
Reclassification of the current portion of borrowings	₩ 1,731,998	₩ 3,046,361	₩ 1,703,662
Reclassification of construction-in-progress to property and equipment	3,123,611	2,324,080	2,308,129
Reclassification of accounts payable from property and equipment	(293,448)	245,099	(145,484)
Reclassification of accounts payable from intangible assets	(276,491)	(291,574)	(277,195)
Reclassification of payable from defined benefit liabilities	26,246	64,103	(122,024)
Reclassification of payable from plan assets	(24,821)	(64,281)	116,136
Increase in financial assets due to stock exchange	—	52,841	—